Goodwill and Other Intangibles - Narrative (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Other Intangibles
Goodwill	$ 579,000,000	$ 579,000,000	$ 573,000,000
Impairment		2,000,000	6,000,000
Emission allowances held-for-sale	6,000,000	6,000,000	12,000,000
Emission Allowances
Goodwill and Other Intangibles
Impairment		0	5,000,000
Impairment related to power purchase agreements			0
BETM | Held-for-sale
Goodwill and Other Intangibles
Goodwill	21,000,000	21,000,000
Goodwill, Impairment Loss	90,000,000
Midwest Generation
Goodwill and Other Intangibles
Goodwill	165,000,000	165,000,000
Midwest Generation | Lease Agreements
Goodwill and Other Intangibles
Out of market contracts			$ 121,000,000
Texas
Goodwill and Other Intangibles
Goodwill	$ 414,000,000	$ 414,000,000